Income Tax - Schedule of Reconciliation Between Effective And Theoretical Income Tax (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Nominal tax rate	25.00%	25.00%	25.00%
United States of America, Dollars
Statement [Line Items]
Nominal tax rate	25.80%
Belgian [Member]
Statement [Line Items]
Nominal tax rate	25.00%